Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Revenue
Total revenue	$ 527,523	$ 343,638	$ 1,162,065	$ 808,539
Expenses
Expenses	169,978	122,938	351,139	249,672
Administrative expenses	18,226	17,885	33,765	34,719
Depreciation and amortization	98,161	75,667	195,600	154,547
Loss (gain) on foreign exchange	1,283	(24)	2,145	(4,694)
Costs and Expenses, Total	442,112	284,565	990,563	629,444
Operating income	85,411	59,073	171,502	179,095
Interest expense	(58,182)	(44,818)	(107,762)	(91,066)
Income from long-term investments	60,506	334,809	9,999	172,148
Other net losses (note 16)	(1,813)	(26,940)	(10,197)	(27,830)
Pension and other post-employment non-service costs (note 8)	(3,861)	(3,617)	(7,545)	(6,973)
Gain (loss) on derivative financial instruments (note 21(b)(iv))	(1,354)	1,389	(265)	1,446
Earnings before income taxes	80,707	319,896	55,732	226,820
Income tax recovery (expense) (note 15)
Current	(3,864)	(2,022)	(7,239)	(6,109)
Deferred	8,059	(44,896)	33,072	(27,106)
Income tax expense	4,195	(46,918)	25,833	(33,215)
Net earnings	84,902	272,978	81,565	193,605
Non-controlling interests	20,937	16,634	40,902	35,976
Non-controlling interests held by related party	(2,617)	(3,393)	(5,298)	(7,159)
Net effect of non-controlling interests	18,320	13,241	35,604	28,817
Net earnings attributable to shareholders of Algonquin Power & Utilities Corp.	103,222	286,219	117,169	222,422
Series A and D Preferred shares dividend (note 12)	2,276	2,017	4,490	4,157
Net earnings attributable to common shareholders of Algonquin Power & Utilities Corp.	$ 100,946	$ 284,202	$ 112,679	$ 218,265
Net earnings attributable to common shareholders of Algonquin Power & Utilities Corp.
Basic net earnings per share (USD per share)	$ 0.16	$ 0.54	$ 0.19	$ 0.41
Diluted net earnings per share (USD per share)	$ 0.16	$ 0.53	$ 0.18	$ 0.41
Regulated electricity distribution
Revenue
Total revenue	$ 280,284	$ 163,599	$ 614,617	$ 344,298
Expenses
Expenses	118,892	42,815	288,291	100,048
Regulated gas distribution
Revenue
Total revenue	93,104	78,643	292,101	263,237
Expenses
Expenses	26,105	19,307	99,486	82,920
Regulated water reclamation and distribution
Revenue
Total revenue	58,042	34,883	112,592	62,722
Expenses
Expenses	3,406	3,236	6,148	5,487
Non-regulated energy sales
Revenue
Total revenue	77,890	59,924	108,673	126,235
Expenses
Expenses	6,061	2,741	13,989	6,745
Other revenue
Revenue
Total revenue	$ 18,203	$ 6,589	$ 34,082	$ 12,047